SEGMENTED INFORMATION - Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating segments
Goodwill	$ 407,792	$ 407,792
Canadian Malartic joint operation
Operating segments
Goodwill	347,792
Exploration
Operating segments
Goodwill	60,000
Cost
Operating segments
Goodwill	657,792
Cost | Canadian Malartic joint operation
Operating segments
Goodwill	597,792
Cost | Exploration
Operating segments
Goodwill	60,000
Accumulated impairment
Operating segments
Goodwill	(250,000)
Accumulated impairment | Canadian Malartic joint operation
Operating segments
Goodwill	$ (250,000)